Revenue, Deferred Revenue and Remaining Performance Obligations (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Customer Revenue by Type	The following table summarizes revenue recognized from performance obligations delivered to customers which relate to (i) subscription services which is recognized ratably over the term of the contract and (ii) initial subscription revenue representing content available for download which is recognized at a point in time, as follows (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Ratable portion of subscription revenue	$100,084	$148,977	$107,435	$151,084
Subscription revenue allocated to downloadable content	20,491	25,909	18,164	25,907
Total	$120,575	$174,886	$125,599	$176,991

Schedule of Customer Revenue by Region
The following table summarizes the revenue by region based on the shipping address of customers who have contracted to use the Company’s platform (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
North America	$108,835	$154,131	$111,596	$149,744
International	11,740	20,755	14,003	27,247
Total	$120,575	$174,886	$125,599	$176,991

Schedule of Changes in Deferred Revenue
Contract liabilities consist of deferred revenue which represents contractual billings made in advance of performance under the contract. Changes in deferred revenue were as follows (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Beginning balance	$83,676	$138,990	$138,990	$185,696
Plus: Additions to deferred revenue	175,636	221,671	156,221	231,869
Less: Recognition of revenue deferred in the prior year	(59,682)	(98,657)	(81,456)	(112,460)
Less: Recognition of revenue deferred in the current year	(60,640)	(76,308)	(44,143)	(64,531)
Ending balance	$138,990	$185,696	$169,612	$240,574

Schedule of Remaining Performance Obligations
Remaining performance obligations consisted of the following (in thousands):

	December 31, 2019	December 31, 2020	September 30, 2021
			(unaudited)
Current	$98,777	$136,382	$183,117
Noncurrent	64,058	87,395	111,699
Total	$162,835	$223,777	$294,816

Schedule of Changes in Deferred Commissions
Changes in deferred commissions were as follows (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2019	2020	2020	2021
			(unaudited)
Beginning balance	$19,080	$29,176	$29,176	$37,199
Plus: Additions to deferred commissions	22,375	22,161	15,427	23,112
Less: Recognition of deferred commissions	(12,279)	(14,238)	(10,402)	(13,806)
Plus: Foreign currency impacts on deferred commissions	—	100	(4)	(92)
Ending balance	$29,176	$37,199	$34,197	$46,413